OTHER INCOME, BY FUNCTION	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Operating Income [Abstract]
OTHER INCOME, BY FUNCTION	OTHER INCOME, BY FUNCTION
Other income, by function is as follows:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$

Tours	83,187	60,437	36,297
Customs and warehousing	48,517	37,710	27,553
Income from non-airlines products LATAM Pass	19,351	35,904	15,148
Other miscellaneous income	78,879	66,618	69,643
Total	229,934	200,669	148,641